American Funds Insurance Series® Prospectus Supplement August 1, 2025 (for the most recent Class 1, Class 1A, Class 2 and Class 4 shares statutory prospectuses, as supplemented to date)

The following is added to the subsection of the prospectus titled “Management and organization – The Capital SystemTM”:

Barbara Burtin, Partner, Capital World Investors, serves as an equity portfolio manager for Global Growth Fund. Barbara has been an investment professional for 17 years (all with Capital Research and Management Company or affiliate). She has been managing in Global Growth Fund for less than one year. Jason B. Smith, Partner, Capital World Investors, serves as an equity portfolio manager for Global Growth Fund. Jason has been an investment professional for 29 years (19 years with Capital Research and Management Company or affiliate). He has been managing in Global Growth Fund for one year and 17 years of prior experience as an investment analyst for Global Growth Fund.

Roz Hongsaranagon will no longer manage money in Global Growth Fund.

Keep this supplement with your prospectus.

Lit. No. INA8SU-001-0825O CGD/8024-S109416

American Funds Insurance Series®

Statement of Additional

Information Supplement

August 1, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended solely with respect to the fund listed below to remove Roz Hongsaranagon and add Barbara Burtin and Jason B. Smith as follows. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Global Growth Fund
Barbara Burtin	5	$172.0	4	$22.90	None
Jason B. Smith	1	$5.8	None		None

Keep this supplement with your statement of additional information.

Lit. No. INA8SU-002-0825O CGD/8024-S109417